MARKETABLE SECURITIES - Components (Details)	Dec. 31, 2025 EquityInstruments
Common shares | NexGen Energy Ltd [Member]
MARKETABLE SECURITIES
Number of shares or warrants	279,791
Common shares | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	6,381,601
Common shares | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	11,461,281
Common shares | Jaguar Uranium [Member]
MARKETABLE SECURITIES
Number of shares or warrants	2,000,000
Common shares | Toro Energy [Member]
MARKETABLE SECURITIES
Number of shares or warrants	6,000,000
Common shares | Purepoint Uranium
MARKETABLE SECURITIES
Number of shares or warrants	9,864,980
Common shares | Future Fuels [Member]
MARKETABLE SECURITIES
Number of shares or warrants	15,675,000
Common shares | Royal Uranium [Member]
MARKETABLE SECURITIES
Number of shares or warrants	8,000,000
Common shares | Verdera Energy Corp. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	300,000
Common shares | Biondi Ventures Inc. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	2,500,000
Warrant asset | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	2,876,335
Warrant asset | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Number of shares or warrants	1,717,144
Warrant asset | Purepoint Uranium
MARKETABLE SECURITIES
Number of shares or warrants	5,864,980
Warrant asset | Future Fuels [Member]
MARKETABLE SECURITIES
Number of shares or warrants	675,000